REVENUE FROM ORDINARY ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
REVENUE FROM ORDINARY ACTIVITIES
Schedule of revenue in categories

	01.01.2025	01.01.2024	01.01.2023
Description	12.31.2025	12.31.2024	12.31.2023
	ThCh$	ThCh$	ThCh$
Non-alcoholic beverages	2,956,573,827	2,850,966,747	2,256,309,490
Alcoholic beverages	353,981,539	345,733,257	337,722,715
Other revenue	34,280,485	27,533,001	24,404,847
Total	3,344,835,851	3,224,233,005	2,618,437,052